Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.    Commitments and Contingencies

Dolce B Note

As of September 30, 2020, we had a remaining commitment of up to approximately $3,264,000 on the Dolce B-Note.

2980 Huron Investment

On October 25, 2019, we entered into a joint venture to provide $20,000,000 of preferred equity in an entity that has purchased and intends to develop 0.84 acres in the Union Station North neighborhood in downtown Denver, Colorado (the "2980 Huron Project"). Our contributions will only be made following the contribution of the full $17,500,000 of common equity by our joint venture partner. As of September 30, 2020, no draws have been made on our $20,000,000 commitment and we do not have commencement or completion dates for the 2980 Huron Project.

Pursuant to the joint venture agreement, our obligation to advance the funds for our preferred equity membership interest is subject to the satisfaction of certain conditions which have not been satisfied. Further, our contractual obligation to fund our preferred equity investment has expired. We can provide no assurance we will ultimately advance funds for the 2980 Huron Investment.

Litigation

As of September 30, 2020, we were not subject to any material litigation nor were we aware of any material litigation threatened against us.

Distribution Reinvestment Plan

We have adopted a distribution reinvestment plan whereby stockholders may elect to have us apply their dividends and other distributions to the purchase of additional shares of common stock. Participants in the plan will acquire common stock at the per share price effective on the date of purchase (currently $10.00).

Share Repurchase Programs

Series 2019 Preferred Stock

Upon the request of a holder of Series 2019 Preferred Stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more	$10.00

No Series 2019 Preferred Stock shares were redeemed during the three or nine months ended September 30, 2020.

Common Stock

Our board of directors has adopted a share repurchase program that permits holders of common stock to request, on a quarterly basis, that we repurchase all or any portion of their shares. We may choose to repurchase all, some or none of the shares that have been requested to be repurchased at our discretion, subject to limitations in the share repurchase plan. The total amount of aggregate repurchased shares will be limited to 5% of the weighted average number of shares of common stock outstanding during the prior calendar year. In addition, during any calendar year, we may redeem only the number of shares that we could purchase with the amount of net proceeds from the sale of shares under our distribution reinvestment plan during the prior calendar year.

The repurchase price is subject to the following discounts, depending on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price as a Percentage of Estimated Value (1)
Less than 1 year	No repurchase allowed
1 year - 2 years	85%
3 years - 4 years	90%
5 years and thereafter	95%
A stockholder’s death or complete disability, less than 2 years	95%
A stockholder’s death or complete disability, 2 years or more	100%

(1)
For the purposes of the share repurchase program, the “estimated value per share” will initially be equal to the purchase price per share at which the original purchaser or purchasers of the shares bought its shares from us, and the purchase price per share will be adjusted to reflect any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares outstanding.

We plan to establish an estimated net asset value (“NAV”) per share of our common stock based on valuations of our assets and liabilities no later than May 17, 2021 and annually thereafter. Upon our establishment of an estimated NAV per share, the estimated NAV per share will be the estimated value per share pursuant to the share repurchase program.

During the three and nine months ended September 30, 2020, we redeemed 31,307 and 0 shares of Class A and Class T common stock, respectively, pursuant to our share redemption program for $268,613, which was an average repurchase price of $8.58.

Our board of directors may, in its sole discretion, amend, suspend or terminate our share repurchase program for any reason upon 15 days’ notice to our stockholders.

12. Commitments and Contingencies

As of December 31, 2019, we had remaining commitments on our Lector85 Investment and Dolce B-Note of up to approximately $5,211,000 and $8,206,000, respectively. See Note 4 and Note 5 for additional information regarding these investments.

2980 Huron Investment

On October 25, 2019, we entered into a joint venture (the "Huron Joint Venture") to provide a preferred equity investment in an entity that has purchased and intends to develop 0.84 acres in the Union Station North neighborhood in downtown Denver, Colorado (the "2980 Huron Project"). The 2980 Huron Project is a proposed 13-story, 299-unit high-rise multifamily apartment community that will feature several amenities, including a pool deck, fitness center, aqua lounge and a co-working space and lounge. We expect construction on the 2980 Huron Project to commence in summer 2020 and to be completed in late 2022.

Our joint venture partner is CA Residential, a real estate investment and development firm. CA Residential is the managing member of the Huron Joint Venture; however, we have approval rights with respect to major decisions involving the 2980 Huron Project. We expect CA Residential or its affiliates to provide services to the 2980 Huron Project for which they will earn fees separate and in addition to any payments associated with their equity interest.

Pursuant to the joint venture agreement, CA Residential will use our $20,000,000 preferred equity investment, $17,500,000 in common equity and a $65,400,000 secured construction loan to fund the project. Our contributions will only be made following the contribution of the full $17,500,000 of common equity, and then will be made as project costs are incurred. As of December 31, 2019, CA Residential had not drawn on the 2980 Huron Investment.

Pursuant to the terms of the joint venture agreement, our preferred equity investment has an annual preferred return of 12%, compounded monthly, and matures on the earlier of: (i) the sale of the 2980 Huron Project (ii) the maturity of the construction loan; and (iii) such earlier date as may be provided in the transaction documents, all subject to a one-year extension provided certain conditions are satisfied. In addition, we will receive an underwriting fee in the amount of 1% of our preferred equity investment at origination and will receive an exit fee in the amount of 0.5% of the investment amount on repayment.

Litigation

As of December 31, 2019, we were not subject to any material litigation nor were we aware of any material litigation threatened against us.

Distribution Reinvestment Plan

We have adopted a distribution reinvestment plan whereby common stockholders may elect to have us apply their dividends and other distributions to the purchase of additional shares of common stock. Participants in the plan will acquire common stock at the per share price effective on the date of purchase (initially $10.00).

Share Repurchases

Series 2019 Preferred Stock

Upon the request of a holder of Series 2019 Preferred Stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more	$10.00

No Series 2019 Preferred Stock shares were redeemed during the year ended December 31, 2019.

Common Stock

Our board of directors has adopted a share repurchase program that permits holders of common stock to request, on a quarterly basis, that we repurchase all or any portion of their shares. We may choose to repurchase all, some or none of the shares that have been requested to be repurchased at our discretion, subject to limitations in the share repurchase plan. The total amount of aggregate repurchased shares will be limited to 5% of the weighted average number of shares of common stock outstanding during the prior calendar year. In addition, during any calendar year, we may redeem only the number of shares that we could purchase with the amount of net proceeds from the sale of shares under our distribution reinvestment plan during the prior calendar year.

The repurchase price is subject to the following discounts, depending on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price as a Percentage of Estimated Value (1)
Less than 1 year	No repurchase allowed
1 year - 2 years	85%
3 years - 4 years	90%
5 years and thereafter	95%
A stockholder’s death or complete disability, less than 2 years	95%
A stockholder’s death or complete disability, 2 years or more	100%

(1)
For the purposes of the share repurchase program, the “estimated value per share” will initially be equal to the purchase price per share at which the original purchaser or purchasers of the shares bought its shares from us, and the purchase price per share will be adjusted to reflect any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares outstanding.

We plan to establish an estimated net asset value (“NAV”) per share of our common stock based on valuations of our assets and liabilities no later than May 17, 2021 and annually thereafter. Upon our establishment of an estimated NAV per share, the estimated NAV per share will be the estimated value per share pursuant to the share repurchase program.

No shares were redeemed during the years ended December 31, 2019 and 2018.

Our board of directors may, in its sole discretion, amend, suspend or terminate our share repurchase program for any reason upon 15 days’ notice to our stockholders.